Short-term loans	12 Months Ended
Dec. 31, 2020
Short-term loans [abstract]
Short-term loans
29	Short-term loans

Short-term loans are as follows:

	As at 31 December 2020			As at 31 December 2019
	Original	RMB	Annual	Original	RMB	Annual
	currency	equivalent	interest rate	currency	equivalent	interest rate
	'000			'000
Secured
RMB
- Fixed rate	1,614,700	1,614,700	2.85%-4.77%	667,979	667,979	0.00%-4.20%
- Variable rate	49,455	49,455	3.15%-3.96%	—	—	—

Unsecured
RMB
- Fixed rate	13,093,783	13,093,783	2.15%-4.75%	13,935,660	13,935,660	3.15%-4.35%
- Variable rate	51,441,800	51,441,800	2.30%-4.37%	50,948,412	50,948,412	3.60%-4.79%
US$
- Fixed rate	17,076	111,422	4.90%	200,000	1,394,304	3.32%
PKR
- Variable rate	—	—	—	3,857,000	173,013	14.58%

Total		66,311,160			67,119,368

As at 31 December 2020, short-term loans of RMB1,317 million (31 December 2019: RMB659 million) represented the notes receivable that were discounted with recourse. As these notes receivable had not yet matured, the proceeds received were recorded as short-term loans.

As at 31 December 2020, short-term loans of RMB347 million were secured by certain equipment with a net book value amounting to approximately RMB347 million.

As at 31 December 2019, short-term loans borrowed from China Minsheng Banking Corp., Ltd. (“China Minsheng Bank”) amounting to RMB9 million were secured by a deposit of RMB1.49 million. As at 31 December 2020, the aforementioned loans were fully repaid.

As at 31 December 2019, short-term loans of RMB1,567 million represented the guaranteed loan borrowed by Ruyi Pakistan Energy, of which US$0.2 billion (equivalent to RMB1,394 million) was guaranteed by Shandong Power and Ruyi Technology Group (the other shareholder of Ruyi Pakistan Energy) on the proportion of the shareholding basis and PKR3.86 billion (equivalent to RMB173 million) was guaranteed by Shandong Luyi Power International Limited Company (“Luyi Power”), a joint venture of Shandong Power. As at 31 December 2020, the aforementioned loans were fully repaid.

As at 31 December 2020, short-term loans borrowed from Huaneng Finance amounted to RMB10,059 million (31 December 2019: RMB8,583 million) with annual interest rates ranging from 3.62% to 4.75% (31 December 2019: from 3.91% to 4.35%). Short-term loans borrowed from Tiancheng Financial Leasing amounted to RMB347 million (31 December 2019: RMB166 million ) with annual interest rates ranging from 4.15% to 4.77% (31 December 2019: 4.35%). Short-term loans borrowed from Hong Kong Asset Management amounted to RMB111 million (31 December 2019: Nil) with an annual interest rate of 4.90%.